Non-current assets - exploration and evaluation (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Non-current assets - exploration and evaluation [Abstract]
Exploration assets	$ 209,009	$ 203,110
Reconciliations of written down [Abstract]
Opening balance	203,110	187,664
Additions - Rhyolite Rydge	5,850	15,300
Exploration expenditure - noncore	49	183
Exploration expenditure - written off		(37)
Ending balance	$ 209,009	$ 203,110